Consolidated Statements of Changes in Equity € in Thousands	EUR (€) shares	Share capital EUR (€) shares	Share premium EUR (€)	Other reserves EUR (€)	Retained earnings/ (Accumulated deficit) EUR (€)	Profit/ (loss) for the period EUR (€)
Number of shares outstanding, beginning balance (in shares) at Dec. 31, 2019 | shares		90,943,812
Equity, beginning balance at Dec. 31, 2019	€ 135,153	€ 13,642	€ 244,912	€ 45,756	€ (167,412)	€ (1,744)
Total comprehensive income/(loss)	(62,033)			2,360		(64,393)
Income appropriation	0				(1,744)	1,744
Share-Based Compensation [Abstract]
Value of services	4,012			4,012
Exercises (in shares) | shares		26,750
Exercises	75	€ 4	71
Treasury shares	215			215
Number of shares outstanding, ending balance (in shares) at Dec. 31, 2020 | shares		90,970,562
Equity, ending balance at Dec. 31, 2020	77,422	€ 13,646	244,984	52,342	(169,156)	(64,393)
Total comprehensive income/(loss)	(76,097)			(2,672)		(73,425)
Income appropriation	0				(64,393)	64,393
Share-Based Compensation [Abstract]
Value of services	2,632			2,632
Exercises (in shares) | shares		952,372
Exercises	2,257	€ 143	2,114
Treasury shares (in shares) | shares		(4,025)
Treasury shares	209	€ (1)		209
Issuance of ordinary shares, May 2021 (in shares) | shares		8,145,176
Issuance of ordinary shares, May 2021	89,597	€ 1,222	88,375
Issuance of ordinary shares, November 2021 (in shares) | shares		5,175,000
Issuance of ordinary shares, November 2021	87,975	€ 776	87,199
Cost of equity transactions, net of tax	€ (13,414)		(13,414)
Number of shares outstanding, ending balance (in shares) at Dec. 31, 2021 | shares	105,114,763	105,239,085
Equity, ending balance at Dec. 31, 2021	€ 170,581	€ 15,786	409,258	52,512	(233,549)	(73,425)
Total comprehensive income/(loss)	(143,174)			105		(143,279)
Income appropriation	0				(73,425)	73,425
Share-Based Compensation [Abstract]
Value of services	2,635			2,635
Exercises (in shares) | shares		2,578,636
Exercises	3,758	€ 387	3,371
Treasury shares	0			0
Issuance of ordinary shares, June 2022 (in shares) | shares		9,549,761
Issuance of ordinary shares, June 2022	90,627	€ 1,432	89,195
Issuance of ordinary shares, October 2022 (in shares) | shares		21,000,000
Issuance of ordinary shares, October 2022	102,900	€ 3,150	99,750
Cost of equity transactions, net of tax	€ (7,531)		(7,531)
Number of shares outstanding, ending balance (in shares) at Dec. 31, 2022 | shares	138,243,160	138,367,482
Equity, ending balance at Dec. 31, 2022	€ 219,797	€ 20,755	€ 594,043	€ 55,252	€ (306,974)	€ (143,279)